BALANCE SHEETS (USD $)	Mar. 31, 2013	Mar. 31, 2012
ASSETS
Cash and cash equivalents	$ 197,036	$ 219,878
Assets	197,036	219,878
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable - affiliates	2,895,071	2,864,506
Liabilities	2,895,071	2,864,506
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited Partnership Interest	(2,438,237)	(2,385,364)
General partner	(259,798)	(259,264)
Partners Capital	(2,698,035)	(2,644,628)
Liabilities and Stockholders' Equity	197,036	219,878
Series One [Member]
ASSETS
Cash and cash equivalents	0	0
Assets	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable - affiliates	0	0
Liabilities	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited Partnership Interest	0	0
General partner	0	0
Partners Capital	0	0
Liabilities and Stockholders' Equity	0	0
Series Two [Member]
ASSETS
Cash and cash equivalents	0	0
Assets	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable - affiliates	0	0
Liabilities	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited Partnership Interest	0	0
General partner	0	0
Partners Capital	0	0
Liabilities and Stockholders' Equity	0	0
Series Three [Member]
ASSETS
Cash and cash equivalents	197,036	219,878
Assets	197,036	219,878
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable - affiliates	2,895,071	2,864,506
Liabilities	2,895,071	2,864,506
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited Partnership Interest	(2,438,237)	(2,385,364)
General partner	(259,798)	(259,264)
Partners Capital	(2,698,035)	(2,644,628)
Liabilities and Stockholders' Equity	197,036	219,878
Series Four [Member]
ASSETS
Cash and cash equivalents	0	0
Assets	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable - affiliates	0	0
Liabilities	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited Partnership Interest	0	0
General partner	0	0
Partners Capital	0	0
Liabilities and Stockholders' Equity	0	0
Series Five [Member]
ASSETS
Cash and cash equivalents	0	0
Assets	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable - affiliates	0	0
Liabilities	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited Partnership Interest	0	0
General partner	0	0
Partners Capital	0	0
Liabilities and Stockholders' Equity	0	0
Series Six [Member]
ASSETS
Cash and cash equivalents	0	0
Assets	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable - affiliates	0	0
Liabilities	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited Partnership Interest	0	0
General partner	0	0
Partners Capital	0	0
Liabilities and Stockholders' Equity	$ 0	$ 0